VIA EDGAR	May 24, 2012

Re:	Xylem Inc.
Registration Statement on Form S-4

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of Xylem Inc., an Indiana corporation (the “Issuer” or “Registrant”), we hereby transmit for filing by direct electronic transmission under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-4 (the “S-4 Registration Statement”), together with certain exhibits thereto, relating to the Issuer’s offers to exchange (1) $600,000,000 aggregate principal amount of its 3.550% Senior Notes due 2016 (the “2016 Exchange Notes”) for any and all of its outstanding 3.550% Senior Notes due 2016 that were issued on September 20, 2011 (the “Outstanding 2016 Notes”), which were offered and sold in September 2011 in reliance upon Rule 144A and Regulation S under the Securities Act and (2) $600,000,000 aggregate principal amount of its 4.875% Senior Notes due 2021 (together with the 2016 Exchange Notes, the “Exchange Notes”) for any and all of its outstanding 4.875% Senior Notes due 2021 that were issued on September 20, 2011 (together with the Outstanding 2016 Notes, the “Outstanding Notes”), which were offered and sold in September 2011 in reliance upon Rule 144A and Regulation S under the Securities Act.

The Registrant is registering the exchange offers on the S-4 Registration Statement in reliance on the position of the Securities and Exchange Commission (the “Commission”) enunciated in Exxon Capital Holdings Corporation, available May 13, 1988 (“Exxon Capital”), Morgan Stanley & Co., Incorporated, available June 5, 1991 (regarding resales) and Shearman & Sterling, available July 2, 1993 (with respect to the participation of broker-dealers.) The Registrant has further authorized us to include the following representations to the Staff of the Commission:

1. The Registrant has not entered into any arrangement or understanding with any person to distribute the Exchange Notes and, to the best of the Registrant’s information and belief without independent investigation, each person participating in the exchange offers is acquiring the Exchange Notes in its ordinary course of business and is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in, the distribution of the Exchange Notes. In this regard, the Registrant will disclose to each person participating in the exchange offers that if such person is participating in the exchange offers for the purpose of distributing the Exchange Notes, such person (i) could not rely on the staff position enunciated in Exxon Capital or interpretive letters to similar effect and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction. The Registrant acknowledges that such a secondary resale transaction by such person participating in the exchange offer for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling security holder information required by Item 507 of Regulation S-K.

2. No broker-dealer has entered into any arrangement or understanding with the Registrant or an affiliate of the Registrant to distribute the Exchange Notes. The Registrant will disclose to each person participating in the exchange offers (through the exchange offers prospectus) that any broker-dealer who receives the Exchange Notes for its own account pursuant to the exchange offers may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes. The Registrant will also include in the letter of transmittal to be executed by each holder participating in the exchange offers that each broker-dealer that receives the Exchange Notes for its own account pursuant to the exchange offers must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes and that by so acknowledging and delivering a prospectus, the broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

LOS ANGELES            PALO ALTO            WASHINGTON, D.C.            BEIJING            HONG KONG            LONDON            TOKYO

The filing fee for the S-4 Registration Statement in the amount of $137,520 has previously been deposited by wire transfer of same day funds to the Commission’s account at US Bank.

If you have any questions on the above-referenced S-4 Registration Statement, please contact Gary L. Sellers at (212) 455-2695, Arjun Koshal at (212) 455-3379 or Lauren Yoon at (212) 455-2331.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP